Fidelity (logo) InvestmentsR	245 Summer Street Boston MA 02210 617 563 7000

June 10, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  File Room

Re:	Fidelity Colchester Street Trust (the trust):
Prime Reserves Portfolio (the fund)
File Nos. 002-74808 and 811-03320

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant
Marc Bryant
Secretary of the Trust